Annual Total Returns (dei_LegalEntityAxis)	0 Months Ended
Apr. 30, 2013
(PIMCO EqS Pathfinder Portfolio - Institutional) | Institutional Class
Bar Chart Table:
Annual Return 2011	(4.54%)
Annual Return 2012	9.98%
(PIMCO EqS Pathfinder Portfolio - Advisor) | Advisor Class
Bar Chart Table:
Annual Return 2011	(4.72%)
Annual Return 2012	9.77%